RELATED PARTIES, General and Administrative Services (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and Administrative Services [Abstract]
Fee amount	$ 2,289,115	$ 362,596	$ 499,429	$ 493,675	$ 993,103	$ 3,512,144	$ 1,355,699	$ 383,077	$ 1,736,604
Sponsor [Member]
General and Administrative Services [Abstract]
Fee amount	30,000	30,000				90,000	90,000
Sponsor [Member] | General and Administrative Services [Member]
General and Administrative Services [Abstract]
Related party transaction amount						10,000			10,000
Fee amount	$ 30,000	$ 30,000				$ 90,000	$ 90,000	$ 10,000	$ 120,000
Sponsor [Member] | General and Administrative Services [Member] | Maximum [Member]
General and Administrative Services [Abstract]
Utilities and secretarial and administrative support period						24 months			24 months